Intangibles And Goodwill (Changes In Carrying Amount Of Intangibles) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 505,000,000	$ 500,000,000
Additions	144,000,000	123,000,000
Transfers	4,000,000	0
Dispositions	0	(6,000,000)
Amortization	(130,000,000)	(112,000,000)
Ending balance	523,000,000	505,000,000
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	440,000,000	412,000,000
Additions	144,000,000	112,000,000
Transfers	7,000,000	22,000,000
Dispositions	0	(6,000,000)
Amortization	(120,000,000)	(100,000,000)
Ending balance	471,000,000	440,000,000
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,000,000	22,000,000
Additions	0	11,000,000
Transfers	(3,000,000)	(22,000,000)
Dispositions	0	0
Amortization	0	0
Ending balance	8,000,000	11,000,000
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	54,000,000	66,000,000
Additions	0	0
Transfers	0	0
Dispositions	0	0
Amortization	(10,000,000)	(12,000,000)
Ending balance	$ 44,000,000	$ 54,000,000